Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.66%
Agricultural & Farm Machinery–1.88%
AGCO Corp.	153,736	$10,089,694
Auto Parts & Equipment–6.28%
Aptiv PLC(b)	76,938	5,981,930
BorgWarner, Inc.	419,184	15,342,134
Dana, Inc.(b)	1,086,068	12,413,757
		33,737,821
Building Products–3.33%
Owens Corning	295,502	17,869,006
Construction & Engineering–4.12%
AECOM(b)	612,273	22,158,160
Consumer Finance–0.05%
SLM Corp.	36,900	249,813
Distributors–3.95%
LKQ Corp.(b)	752,500	21,212,975
Diversified Banks–7.82%
Bank of America Corp.	411,094	10,228,019
Citigroup, Inc.	381,321	19,069,863
Wells Fargo & Co.	524,100	12,714,666
		42,012,548
Diversified Chemicals–5.06%
Chemours Co. (The)	521,775	9,668,491
Eastman Chemical Co.	19,400	1,447,822
Huntsman Corp.	867,700	16,052,450
		27,168,763
Electrical Components & Equipment–2.04%
nVent Electric PLC	603,100	10,952,296
Electronic Manufacturing Services–4.16%
Flex Ltd.(b)	1,702,480	19,561,495
Jabil, Inc.	80,600	2,809,716
		22,371,211
Health Care Services–1.88%
Cigna Corp.	58,600	10,119,634
Hotels, Resorts & Cruise Lines–0.11%
Norwegian Cruise Line Holdings Ltd.(b)	44,500	606,980
Household Products–5.11%
Energizer Holdings, Inc.	5,400	270,702
Spectrum Brands Holdings, Inc.	501,771	27,175,917
		27,446,619
Human Resource & Employment Services–1.44%
ManpowerGroup, Inc.	112,100	7,711,359
Independent Power Producers & Energy Traders–0.50%
Vistra Corp.	145,200	2,709,432
Industrial Conglomerates–1.99%
Carlisle Cos., Inc.	89,800	10,693,384
Shares		Value
Industrial Machinery–3.45%
Crane Co.	167,000	$9,447,190
Timken Co. (The)	198,500	9,063,510
		18,510,700
Interactive Media & Services–0.91%
Baidu, Inc., ADR (China)(b)	40,900	4,883,460
Internet & Direct Marketing Retail–4.29%
Booking Holdings, Inc.(b)	13,875	23,062,054
Investment Banking & Brokerage–3.60%
Goldman Sachs Group, Inc. (The)	97,700	19,340,692
Life & Health Insurance–3.10%
Athene Holding Ltd., Class A(b)	506,600	16,337,850
MetLife, Inc.	8,000	302,800
		16,640,650
Managed Health Care–3.38%
Anthem, Inc.	66,300	18,152,940
Oil & Gas Exploration & Production–3.96%
Diamondback Energy, Inc.	146,000	5,819,560
Noble Energy, Inc.	670,300	6,696,297
Parsley Energy, Inc., Class A	798,300	8,765,334
		21,281,191
Oil & Gas Refining & Marketing–3.60%
Marathon Petroleum Corp.	399,900	15,276,180
Phillips 66	65,500	4,062,310
		19,338,490
Other Diversified Financial Services–2.67%
Equitable Holdings, Inc.	700,400	14,330,184
Paper Packaging–2.11%
Sealed Air Corp.	317,500	11,328,400
Regional Banks–5.00%
First Horizon National Corp.	787,400	7,299,198
TCF Financial Corp.	518,800	14,261,812
Western Alliance Bancorporation	147,000	5,284,650
		26,845,660
Specialty Chemicals–2.67%
Axalta Coating Systems Ltd.(b)	387,600	8,604,720
Celanese Corp.	59,200	5,754,240
		14,358,960
Systems Software–3.85%
Oracle Corp.	372,700	20,666,215
Thrifts & Mortgage Finance–3.20%
MGIC Investment Corp.	1,685,528	13,939,316
Radian Group, Inc.	219,290	3,271,807
		17,211,123
Trading Companies & Distributors–3.15%
AerCap Holdings N.V. (Ireland)(b)	58,700	1,580,791

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Trading Companies & Distributors–(continued)
Univar Solutions, Inc.(b)	866,900	$15,318,123
		16,898,914
Total Common Stocks & Other Equity Interests (Cost $543,482,836)		529,959,328
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	2,437,819	2,437,819
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	2,100,868	2,102,128
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	2,786,078	$2,786,078
Total Money Market Funds (Cost $7,323,929)		7,326,025
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $550,806,765)		537,285,353
OTHER ASSETS LESS LIABILITIES—(0.02)%		(98,060)
NET ASSETS–100.00%		$537,187,293
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,281,549	$6,710,472	$(11,554,202)	$-	$-	$2,437,819	$1,059
Invesco Liquid Assets Portfolio, Institutional Class	5,561,439	4,793,194	(8,253,002)	(1,215)	1,712	2,102,128	3,015
Invesco Treasury Portfolio, Institutional Class	8,321,770	7,669,111	(13,204,803)	-	-	2,786,078	918
Total	$21,164,758	$19,172,777	$(33,012,007)	$(1,215)	$1,712	$7,326,025	$4,992

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Value Opportunities Fund